BORROWINGS (Details) $ in Thousands, € in Millions, ₨ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 INR (₨)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Aug. 31, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 279,463			$ 179,825
Less: current borrowings	14,979			7,604
Non-current portion of non-current borrowings	264,484			172,221
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings	254,773			159,608
Revolving Credit Facility | Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,400			$ 1,400
Revolving Credit Facility | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	3.39%	3.39%	3.39%	2.90%	2.90%
Revolving Credit Facility | Powerband Acquisition
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,563		₨ 610.6	$ 862
Revolving Credit Facility | Powerband Acquisition | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	8.75%	8.75%	8.75%	9.52%	9.52%
Finance lease liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 8,817			$ 14,265
Finance lease liabilities | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	3.11%	3.11%	3.11%	3.23%	3.23%
Forgivable government loan
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate						0.00%
Deferred income	$ 300				€ 0.2
Borrowings, net of imputed interest	4,660			$ 3,276
Borrowings	$ 5,000	€ 4.1		$ 3,300	€ 3.1
Forgivable government loan | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	1.25%	1.25%	1.25%	1.25%	1.25%
Term and other loans
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,650			$ 1,814
Term and other loans | Weighted average | Effective Interest Rate
Disclosure of detailed information about borrowings [line items]
Weighted average effective interest rate	9.05%	9.05%	9.05%	7.44%	7.44%